SHARE CAPITAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SHARE CAPITAL [Abstract]
Ordinary shares authorized (in shares)	125,000,000	125,000,000
Ordinary shares authorized - par value (in dollars per share)	$ 2.50	$ 2.50
Ordinary shares authorized	$ 312,500	$ 312,500
Ordinary shares issued (in shares)	77,858,502	77,858,502	77,858,502	77,858,502
Ordinary shares issued	$ 194,646	$ 194,646
Ordinary shares issued (dollars per share)	$ 2.50	$ 2.50
Authorized share capital value after split (in shares)	625,000,000
Authorized common shares par value per share after stock split (in dollars per share)	$ 0.50